Stockholder's Equity - Additional Information (Details)										1 Months Ended	12 Months Ended
	Jun. 26, 2026 $ / shares shares	Apr. 08, 2026 shares	Dec. 03, 2025 USD ($) $ / shares shares	Aug. 26, 2025 USD ($) $ / shares shares	Aug. 21, 2024 USD ($) $ / shares shares	Aug. 19, 2024 USD ($) $ / shares shares	Jun. 07, 2024 USD ($) $ / shares shares	Oct. 11, 2023 shares	Mar. 10, 2023 USD ($) $ / shares shares	Jul. 31, 2023 $ / shares shares	Mar. 31, 2026 USD ($) shares $ / shares	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2024 USD ($)	Jan. 04, 2024 $ / shares shares	Apr. 19, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares authorised											2,000,000	2,000,000
Amount of preferred investment option to an investor | $			$ 1,940,368
Par value per share | $ / shares											$ 0.025	$ 0.025
Number of shares issued											579,218	173,679
Net proceeds | $											$ 2,782,707	$ 5,128,186	$ 234
Pre-funded warrant exercise | $											$ 705		234
Number of shares outstanding											579,218	173,679
Net proceeds from exercise of warrants | $											$ 705	$ 786,736	1,872,505
Compensation award | $											21,913	46,650
Issued capital | $											14,480	4,342
Related party transaction payable | $											265,982	337,576
Fair value of the pre-funded Warrants | $			$ 2,473,390
Non-cash compensation expense allocated between general and administrative and research and development expenses | $											$ 130,409	$ 365,309	$ 1,011,973
Number of shares to be purchased by stock options issued											8,580	8,521
Average price | $ / shares											$ 22	$ 17
Fair value | $											$ 21.5	$ 16.75
Stock options, forfeiture											(4,697)
Number of stock options expired											3,087
Number of stock options outstanding											17,490
Nmber of stock options vested and exercisable											6,430	3,495
Private Placement Offering
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 0.0025
Net proceeds | $			$ 4,413,758
Placement agent fees and other offering expenses | $			$ 585,000
Pre-funded warrants to purchase ordinary shares			500,000
Ordinary shares at a purchase price per pre-funded warrant and associated preferred option | $ / shares			$ 9.9975
Placement Agent Warrants
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares									$ 91.6875
Warrants
Disclosure of classes of share capital [line items]
Gross proceeds | $						$ 786,736
Offering costs | $						$ 0
Number of warrants exercised						10,725
Strike price | $ / shares						$ 73.35
Issuance of warrants to purchase ordinary shares			35,000
Fair value of warrants issued to purchase shares | $			$ 423,500
Incremental fair value of warrants recognized | $			$ 237,367
Warrants | Private Placement Offering
Disclosure of classes of share capital [line items]
Gross proceeds | $											$ 705
Number of warrants exercised											282,280
Pre-Funded Warrants
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares			$ 0.0025
Number of warrants exercised											282,280
Issuance of warrants to purchase ordinary shares			500,000
Existing Warrants
Disclosure of classes of share capital [line items]
Existing warrants								29,363
Warrant exercise price | $ / shares									$ 200.51
Existing warrants purchased exercised as cash									29,363
Net proceeds from exercise of warrants | $									$ 1,900,000
Incremental fair value of warrants recognized | $									$ 579,690
New Warrants
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares			$ 10						$ 73.35
Reduced exercise price | $ / shares			$ 73.35						$ 73.35
Issuance Of Additional Warrants To Purchase Ordinary Shares			48,000
Incremental fair value of warrants recognized | $									$ 3,564,786
Events After Reporting Period
Disclosure of classes of share capital [line items]
Options issued		28,720
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 112.5
Number of shares issued					44,356	10,725					579,218
Gross proceeds | $					$ 4,990,014
Offering costs | $					616,339
Net proceeds | $					$ 4,373,675
Number of shares outstanding											579,218
Life of warrants to purchase ordinary shares					5 years
Issuance of warrants to purchase ordinary shares					3,105
Warrants issued purchase price per share | $ / shares					$ 140.75
Ordinary Shares | Events After Reporting Period
Disclosure of classes of share capital [line items]
Number of shares issued		217,720
Ordinary Shares | Purchaser | Major Ordinary Share Transactions | March Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued															9,374
Ordinary Shares | Boustead Securities, LLC
Disclosure of classes of share capital [line items]
Par value per share | $ / shares										$ 95.00
Shares issued for settlement of related party payable, shares										900
Every Ten Issued and Outstanding Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares														$ 0.0001
Every Ten Issued and Outstanding Ordinary Shares | Share Consolidation
Disclosure of classes of share capital [line items]
Par value per share | $ / shares														$ 0.001
Number of shares issued														28,290
Description of share consolidation											Upon the effectiveness of the Share Consolidation, every ten issued and outstanding ordinary shares with a par value of US$0.0001 each was automatically consolidated into one issued and outstanding ordinary share with a par value of US$0.001 each. No fractional shares were issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation were rounded up to the next whole number. The Share Consolidation affected all shareholders uniformly and did not alter any shareholder's percentage interest in the Company's outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares. The number of shares issued for this treatment was 28,290 shares. The Share Consolidation was approved by the Company's board of directors on November 3, 2023, and its shareholders on December 6, 2023. As such, all share and per share amounts, warrants and stock options have been given retroactive effect in the consolidated financial statements and footnotes for all periods presented.
Number of fractional shares issued														0
Every Twenty Five Issued and Outstanding Ordinary Shares | Events After Reporting Period
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.001
Every Twenty Five Issued and Outstanding Ordinary Shares | Share Consolidation
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.025
Description of share consolidation	Upon the effectiveness of the Share Consolidation, which was June 26, 2026, every twenty-five issued and outstanding ordinary shares with a par value of US$0.001 each was automatically consolidated into one issued and outstanding ordinary share with a par value of US$0.025 each. No fractional shares were issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation were rounded up to the next whole number. The Share Consolidation affected all shareholders uniformly and did not alter any shareholder's percentage interest in the Company's outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares. The number of shares issued for this treatment was 33 shares. The Share Consolidation was approved by the Company's board of directors and shareholders on June 12, 2026. As such, all share and per share amounts, warrants and stock options have been given retroactive effect in the consolidated financial statements and footnotes for all periods presented.
Number of fractional shares issued	0
At-the-Market Offering
Disclosure of classes of share capital [line items]
Number of shares issued			35,200	88,060			15,641
Average price of shares | $ / shares			$ 20.9375	$ 24.3225			$ 49.8275
Gross proceeds | $			$ 737,000	$ 2,141,816			$ 779,336
Offering costs | $			25,000	71,110			24,824
Net proceeds | $			$ 712,000	$ 2,070,706			$ 754,511
2022 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											1,287
2023 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											3,897
2024 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											2,605
2026 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											80,000
Top of Range | Private Placement Offering
Disclosure of classes of share capital [line items]
Preferred investment options to purchase ordinary shares			500,000
Top of Range | Placement Agent Warrants
Disclosure of classes of share capital [line items]
Warrants purchased									2,056
Top of Range | New Warrants
Disclosure of classes of share capital [line items]
Warrants purchased									58,726
Top of Range | 2022 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											5,278
Top of Range | 2023 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											10,000
Top of Range | 2024 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised											10,000